Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (198,084)	$ (195,632)	$ (108,946)
Enel S.p.A. [Member] | Other Fixed Operating Expenses [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(14,381)	(3,160)	(14,444)
Enel Chile S A [Member] | Other Fixed Operating Expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,707)
Enel Chile S A [Member] | Other Service Deliveries [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	47	(8,128)
Enel Golbal Thermal Generation SRL [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,536)	(5,561)
Enel Map [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(15,986)
Enel Global Infrastructure And Network [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(16,685)
Enel Finance International NV (*) [Member] | Other Financial Expenses [Member] | Holanda | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(127,977)	(43,873)
Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Purchases [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(93,299)	(126,627)	(108,947)
Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Sales [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,134	24,333	31,250
Enel Green Power Colombia SAS [Member] | Energy Purchases [Member] | Spain [Member] | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,156)
Enel Italia SRL [Member] | Other Fixed Operating Expenses [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (20,689)	$ (16,630)	$ (16,805)